BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS

The following table presents short-term and long-term borrowings as of December 31, 2024 and 2025.

Funding Partners	Terms	Rate	December 31, 2024	December 31, 2025
			RMB	RMB
Short-term borrowing from related party (Note 12)	within 12 months	6%	1,000	-
Short-term borrowing from third parties	within 12 months	3%-10%	174,616	397,161
			175,616	397,161

Long-term borrowings from third party	2 years, due in November 2027	8%	-	10,000
Long-term borrowings from related party	18 months, due in March 2026	5.35% per annum within 12 months after the drawdown date, and 8% per annum after 12 months until the loan is repaid in full	53,913	-